Condensed Financial Information - Parent Company Only - Condensed Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) (Details) - Parent - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about consolidated structured entities [line items]
Income in undistributed earnings under the equity method	₸ 11,030	₸ 8,607	₸ 7,252
Kaspi Group JSC
Disclosure of information about consolidated structured entities [line items]
Ownership interest, percentage	100.00%
Kaspi Bank JSC
Disclosure of information about consolidated structured entities [line items]
Ownership interest, percentage	98.95%
Other Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Income in undistributed earnings under the equity method	₸ 34,690	₸ 78,196	₸ 19,122